NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS

Sierra Wireless, Inc., together with its subsidiaries (collectively, "the company, we, our”) was incorporated under the Canada Business Corporations Act on May 31, 1993. Sierra Wireless is building the Internet of Things ("IoT") with intelligent wireless solutions that empower organizations to innovate in the connected world. We offer the industry's most comprehensive portfolio of second generation ("2G"), third generation ("3G") and fourth generation ("4G") cellular embedded wireless modules and gateways, seamlessly integrated with our secure cloud and connectivity services. Original Equipment Manufacturers ("OEMs") and enterprises worldwide trust our innovative cellular solutions to get their connected products and services to market faster. Our products, services and solutions connect people, their mobile computers and machines to wireless voice and data networks around the world. We have sales, engineering, and research and development teams located in offices around the world.

We have the following three segments:

OEM Solutions	- Cellular embedded wireless modules for IoT connectivity, including an embedded application framework to support customer applications

Enterprise Solutions	- Intelligent routers and gateways, including management tools and applications that enable cellular connectivity.

Cloud and Connectivity Services
- Cloud and Connectivity services, including a cloud based platform for deploying and managing IoT applications, Smart SIM supported by our mobile core networks, and managed wireless broadband services to enable worldwide customer IoT deployments (reflects our AirVantage cloud and the acquisitions of Maingate, Accel, and MobiquiThings).

The primary markets for our products are North America, Europe and Asia Pacific.